S-K 1609(b), De-SPAC Projections, Assumptions and Material Factors - De-SPAC, Projection [Axis]: us-gaap:Revenues - USD ($) $ in Millions		12 Months Ended
	Oct. 23, 2025	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
De-SPAC Projection [Line Items]
Projection of a Material Growth or Reduction Rate in a Financial Statement Item, Bases and Assumptions [Text Block]

Projected Profit & Loss Statement (USD)

	Preliminary	Projected Years
For the year ended	31-Dec-23	31-Dec-24	31-Dec-25	31-Dec-26	31-Dec-27	31-Dec-28
Revenue from:
Product Supply and Online Stores	9,126,627	15,439,500	51,314,868	187,864,155	348,928,733	645,807,168
Managed Listing and Advertising	—	—	229,466	1,259,888	2,172,724	3,446,486
Physical Showroom Display	—	—	146,588	183,236	274,853	329,824
Warehousing Fulfillment	—	—	356,083	1,084,662	1,931,537	3,476,359
Total Revenue	9,126,627	15,439,500	52,047,005	190,391,940	353,307,847	653,059,837
Revenue Growth%		69%	232%	266%	86%	85%
Cost of Goods Sold
Product Supply	6,671,738	6,948,584	22,987,989	84,326,492	156,581,621	289,784,875
Direct Expenses
Online Stores	—	170,440	565,087	2,067,148	3,838,877	7,104,560
Managed Listing and Advertising	—	—	2,321	11,643	21,766	37,684
Physical Showroom Display	—	—	1,782,508	2,662,179	4,774,026	5,732,734
Warehousing Fulfillment	—	—	1,947,130	3,027,903	4,360,236	5,450,507
Total Direct Cost	—	170,440	4,297,045	7,768,872	12,994,905	18,325,486
Gross Profit	2,364,888	8,320,477	24,761,972	98,296,576	183,731,321	344,949,476
% of Revenue	25.91%	53.89%	47.58%	51.63%	52.00%	52.82%
Employee Cost	979,133	2,911,000	6,776,184	12,910,836	17,615,011	25,726,808
Marketing Expenses	276,879	169,835	1,301,175	5,711,758	14,132,314	27,755,043
Professional and Compliance Expenses	—	140,000	144,200	148,526	152,982	157,571
General & Administrative Expenses	215,842	50,000	51,500	53,045	54,636	56,275
Warehouse Expenses	—	1,066,800	1,379,376	1,616,812	2,104,592	2,682,313
Showroom & Office Expenses	—	1,136,800	1,338,176	1,722,902	2,661,883	3,290,087
Travelling	—	50,000	51,500	53,045	54,636	56,275
IT Maintenance Costs	—	25,000	25,750	26,523	27,318	28,138
Distribution Costs	—	38,599	130,118	475,980	883,270	1,632,650
Other Operating Expenses	461,792	50,000	51,500	53,045	54,636	56,275
Total Indirect Expenses	1,933,646	5,638,033	11,249,479	22,772,471	37,741,279	61,441,436
EBITDA	431,243	2,682,443	13,512,493	75,524,105	145,990,043	283,508,040
% of Revenue	4.73%	17.37%	25.96%	39.67%	41.32%	43.41%
Depreciation & Amortization	16,075	194,875	249,066	315,431	409,974	460,496
EBIT	415,168	2,487,568	13,263,426	75,208,674	145,580,069	283,047,544
% of Revenue	4.55%	16.11%	25.48%	39.50%	41.20%	43.34%
Interest Expense	309,621	—	—	—	—	—
EBT	105,547	2,487,568	13,263,426	75,208,674	145,580,069	283,047,544
% of Revenue	1.16%	16.11%	25.48%	39.50%	41.20%	43.34%
Tax Expense	—	522,389	2,785,320	15,793,822	30,571,814	59,439,984
NPAT	105,547	1,965,179	10,478,107	59,414,853	115,008,254	223,607,560
% of Revenue	1.16%	12.73%	20.13%	31.21%	32.55%	34.24%

Projected Balance Sheet

Statement of Financial Positions at	Preliminary	Projected Years
Particulars	31-Dec-23	31-Dec-24	31-Dec-25	31-Dec-26	31-Dec-27	31-Dec-28
Current Assets
Cash & Cash Equivalents	318,281	3,952,203	13,613,247	75,451,606	192,745,279	422,841,109
Trade & Other Receivables	2,392,872	846,000	2,851,891	10,432,435	19,359,334	35,784,101
Inventories	2,009,300	856,675	2,834,136	10,396,417	19,304,583	35,726,902
Lease Deposit	—	280,000	340,000	400,000	540,000	660,000
Other Assets	4,407,306	3,966,575.65	3,569,918.08	3,212,926.27	2,891,633.65	2,602,470.28
Total Current Assets	9,127,759	9,901,454	23,209,192	99,893,385	234,840,830	497,614,582
Non-Current Assets
Property, Plant & Equipment	230,534	473,625	600,259	821,338	1,097,347	1,297,542
Furniture and fittings	8,377	—	—	—	—	—
Intangible Assets	591,314	204,000	343,400	461,890	562,607	648,216
M&A	—	—	—	—	—	—
Other Non-Current Assets	96,464	91,641.22	87,059.16	82,706.20	78,570.89	74,642.35
Total Non-Current Assets	809,676	769,266	1,030,718	1,365,934	1,738,525	2,020,400
Expenses to the extent not written off
Total Assets	63,35,720	10,670,720	24,239,909	101,259,318	236,579,355	499,634,982
Current Liabilities
Trade & Other Payables	11,60,879	571,116	1,889,424	6,930,945	12,869,722	23,817,935
Income Tax provisions		522,389	2,785,320	15,793,822	30,571,814	59,439,984
Other Liabilities	5,862,857	1,756,325.25	1,650,945.74	1,551,888.99	1,458,775.65	1,371,249.11
Tax Liability	0	—	—	—	—	—
Total Current Liabilities	70,23,736	2,849,831	6,325,689	24,276,655	44,900,312	84,629,168
Non-Current Liabilities
Long term Borrowings	4,250,452	3,825,406.94	3,442,866.24	3,098,579.62	2,788,721.66	2,509,849.49
Other Non-Current Liabilities	47,050	44,697.61	42,462.73	40,339.59	38,322.61	36,406.48
Total Non-Current Liabilities	4,297,502	3,870,105	3,485,329	3,138,919	2,827,044	2,546,256
Total Liabilities	8,068,843	6,719,936	9,811,018	27,415,574	47,727,357	87,175,424
Net Assets / Liabilities	1,958,606	3,950,784	14,428,891	73,843,744	188,851,998	412,459,558
Equity
Net Loss	169,939	1,965,179	10,478,107	59,414,853	115,008,254	223,607,560
Contributed Equity	3,327,614	3,340,018	3,340,018	3,340,018	3,340,018	3,340,018
(Accumulated Deficit) Retained Earning	(1,663,457)	(1,354,413)	610,766	11,088,873	70,503,726	185,511,980
Dividend	(110,000)		—	—	—	—
Equity withdrawal	(13,951)	—	—	—	—	—
Equity Injection	26,355	—	—	—	—	—
Other Reserves	249,105	—	—	—	—	—
Total Equity	1,985,606	3,950,784	14,428,891	73,843,744	188,851,998	412,459,558

Projection of a Material Growth or Reduction Rate in a non-gaap item, Bases and Assumptions [Text Block]

	Preliminary	Projected Years
For the year ended	31-Dec-23	31-Dec-24	31-Dec-25	31-Dec-26	31-Dec-27	31-Dec-28
Revenue from:
Product Supply and Online Stores	9,126,627	15,439,500	51,314,868	187,864,155	348,928,733	645,807,168
Managed Listing and Advertising	—	—	229,466	1,259,888	2,172,724	3,446,486
Physical Showroom Display	—	—	146,588	183,236	274,853	329,824
Warehousing Fulfillment	—	—	356,083	1,084,662	1,931,537	3,476,359
Total Revenue	9,126,627	15,439,500	52,047,005	190,391,940	353,307,847	653,059,837
Revenue Growth%		69%	232%	266%	86%	85%
Cost of Goods Sold
Product Supply	6,671,738	6,948,584	22,987,989	84,326,492	156,581,621	289,784,875
Direct Expenses
Online Stores	—	170,440	565,087	2,067,148	3,838,877	7,104,560
Managed Listing and Advertising	—	—	2,321	11,643	21,766	37,684
Physical Showroom Display	—	—	1,782,508	2,662,179	4,774,026	5,732,734
Warehousing Fulfillment	—	—	1,947,130	3,027,903	4,360,236	5,450,507
Total Direct Cost	—	170,440	4,297,045	7,768,872	12,994,905	18,325,486
Gross Profit	2,364,888	8,320,477	24,761,972	98,296,576	183,731,321	344,949,476
% of Revenue	25.91%	53.89%	47.58%	51.63%	52.00%	52.82%
Employee Cost	979,133	2,911,000	6,776,184	12,910,836	17,615,011	25,726,808
Marketing Expenses	276,879	169,835	1,301,175	5,711,758	14,132,314	27,755,043
Professional and Compliance Expenses	—	140,000	144,200	148,526	152,982	157,571
General & Administrative Expenses	215,842	50,000	51,500	53,045	54,636	56,275
Warehouse Expenses	—	1,066,800	1,379,376	1,616,812	2,104,592	2,682,313
Showroom & Office Expenses	—	1,136,800	1,338,176	1,722,902	2,661,883	3,290,087
Travelling	—	50,000	51,500	53,045	54,636	56,275
IT Maintenance Costs	—	25,000	25,750	26,523	27,318	28,138
Distribution Costs	—	38,599	130,118	475,980	883,270	1,632,650
Other Operating Expenses	461,792	50,000	51,500	53,045	54,636	56,275
Total Indirect Expenses	1,933,646	5,638,033	11,249,479	22,772,471	37,741,279	61,441,436
EBITDA	431,243	2,682,443	13,512,493	75,524,105	145,990,043	283,508,040
% of Revenue	4.73%	17.37%	25.96%	39.67%	41.32%	43.41%
Depreciation & Amortization	16,075	194,875	249,066	315,431	409,974	460,496
EBIT	415,168	2,487,568	13,263,426	75,208,674	145,580,069	283,047,544
% of Revenue	4.55%	16.11%	25.48%	39.50%	41.20%	43.34%
Interest Expense	309,621	—	—	—	—	—
EBT	105,547	2,487,568	13,263,426	75,208,674	145,580,069	283,047,544
% of Revenue	1.16%	16.11%	25.48%	39.50%	41.20%	43.34%
Tax Expense	—	522,389	2,785,320	15,793,822	30,571,814	59,439,984
NPAT	105,547	1,965,179	10,478,107	59,414,853	115,008,254	223,607,560
% of Revenue	1.16%	12.73%	20.13%	31.21%	32.55%	34.24%

Projection, Material Growth Rate [Line Items]
Projection, Material Growth or Reduction Rate [Percent]		85.00%	86.00%	266.00%	232.00%	69.00%
Projection, Material Growth or Reduction Amount	646
Projection, Material Growth or Reduction Rate or Amount, Reason [Text Block]	Btab projects an increase in revenues over the five years period based on several key assumptions related to reseller adoption, technology monetization, and Gross Merchandise Value (GMV) per seller. One of the primary drivers of revenue growth is the expansion of reseller adoption and product distribution. Btab expects to increase reseller participation through an improved fulfillment network, automated sales tools, and AI-driven logistics. The adoption of online platforms by new and existing resellers is projected to expand market reach and transaction volume.
Projection, Discount Rates [Line Items]
Projection, Discount Rate, Terminal Value, Reason [Text Block]	The Mentor Group then calculated a range of terminal values for Btab as of February 10, 2024 by applying two perpetual growth rates of 3.0% and 5.0% based on the 4.8% average rate of inflation in Australia for the years 1960 – 2022.
Material Factors Affecting Material Assumptions - Growth or Reduction Rate, Financial Statement Items [Text Block]
●	A multi-year expansion of Btab’s reseller network across the Asia-Pacific region;
●	The phased monetization of its existing freemium user base beginning in 2025, through the introduction of subscription services, premium listing upgrades, and integrated SaaS solutions;
●	The development of additional revenue streams, including AI-driven marketing tools and end-to- end warehousing and logistics services targeted at wholesale buyers.

Minimum [Member]
Projection, Discount Rates [Line Items]
Projection, Terminal Discount Rate [Percent]	29.00%
Maximum [Member]
Projection, Discount Rates [Line Items]
Projection, Terminal Discount Rate [Percent]	31.00%